PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
PROPERTY AND EQUIPMENT, NET
Subtotal	$ 41,008,825	$ 32,722,289
Less: accumulated depreciation	(30,088,018)	(24,112,010)
Less: accumulated impairment	(196,449)
Property and equipment, net	10,724,358	8,610,279
Depreciation expense	1,313,754	1,135,383	$ 1,077,376
Impairment loss on long-lived assets		0
Prepayments for property and equipment		660,569
Qilian Chengdu
PROPERTY AND EQUIPMENT, NET
Prepayments for property and equipment	0	660,571	634,442
Property received and accepted out of Prepayments	0	660,571	$ 634,442
Property and Buildings
PROPERTY AND EQUIPMENT, NET
Subtotal	13,250,484	13,518,768
Machinery and equipment
PROPERTY AND EQUIPMENT, NET
Subtotal	26,222,984	18,774,867
Automobiles
PROPERTY AND EQUIPMENT, NET
Subtotal	473,258	235,360
Office and electric equipment
PROPERTY AND EQUIPMENT, NET
Subtotal	748,121	$ 193,294
Others
PROPERTY AND EQUIPMENT, NET
Subtotal	$ 313,978